INVENTORY	12 Months Ended
Dec. 31, 2017
INVENTORY
INVENTORY

9.         INVENTORY

	December 31, 2017	December 31, 2016	December 31, 2015
Raw materials	$175,487	$83,934	$492,785
Work in progress	171,599	62,040	88,856
Finished goods	51,470	50,749	16,495

	$398,556	$196,723	$598,136

During the years ended December 31, 2017, 2016 and 2015 the Company did not write down any inventory. During the year ended December 31, 2017 $752,810 of inventory was expensed in cost of goods sold (years ended December 31, 2016: $4,082,504 and 2015: $3,391,324, respectively).